Equity and Earnings per Common Share, Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Numerator [Abstract]
Net loss	$ (12,683)	$ (48,836)	$ (28,477)	$ (22,384)	$ (61,519)	$ (50,861)
Net loss allocated to noncontrolling interests in Operating Partnership	227		460		1,137	829
Dividends on preferred stock	2,461		2,593		4,920	4,434
Net loss applicable to common stockholders	$ (14,917)		$ (30,610)		$ (65,302)	$ (54,466)
Denominator [Abstract]
Weighted average common shares outstanding (in shares)	16,882,077		16,776,472		16,746,758	16,708,471
Weighted average diluted shares outstanding (in shares)	16,895,408		16,789,261		16,759,818	16,721,260
Basic and Diluted EPS [Abstract]
Basic (in dollars per share)	$ (0.88)		$ (1.82)		$ (3.90)	$ (3.26)
Diluted (in dollars per share)	$ (0.88)		$ (1.82)		$ (3.90)	$ (3.26)
Anti-dilutive securities (in shares)	0		0		0	0